Long-Term Equity Investments (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Long-Term Equity Investments
Common Shares Held

	Three Months Ended June 30, 2021

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2021	Cost of Additions 1	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2021	Realized Gain on Disposal

Bear Creek	13,264	10.70%	$22,889	$-	$-	$(5,551)	$17,338	$-
Sabina	11,700	3.36%	16,841	-	-	(321)	16,520	-
Other			44,106	2,377	-	3,546	50,029	-

Total			$83,836	$2,377	$-	$(2,326)	$83,887	$-

1)	Includes 821,445 shares of Alexco acquired for $2.3 million.
2)	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”).

	Three Months Ended June 30, 2020

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2020	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2020	Realized Gain on Disposal

Bear Creek	13,264	11.84%	$11,033	$-	$-	$12,522	$23,555	$-
Sabina	11,700	3.59%	9,649	-	-	7,092	16,741	-
First Majestic	20,240	9.66%	125,283	-	-	76,101	201,384	-
Other			11,008	-	(123)	9,806	20,691	30

Total			$156,973	$-	$(123)	$105,521	$262,371	$30

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2021

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2020	Cost of Additions 1	Proceeds of Disposition 2	Fair Value Adjustment Gains (Losses) 3	Fair Value at Jun 30, 2021	Realized Gain on Disposal

Bear Creek	13,264	10.70%	$32,609	$-	$-	$(15,271)	$17,338	$-
Sabina	11,700	3.36%	30,233	-	-	(13,713)	16,520	-
First Majestic	-	0.00%	95,984	-	(112,188)	16,204	-	60,530
Other			37,415	2,377	-	10,237	50,029	-

Total			$196,241	$2,377	$(112,188)	$(2,543)	$83,887	$60,530

1)	Includes 821,445 shares of Alexco for $2.3 million.
2)	Disposals during 2021 were made in order to capitalize on the share appreciation resulting from the strong commodity price environment.
3)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2020

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2019	Cost of Additions 1	Proceeds of Disposition 2	Fair Value Adjustment Gains (Losses) 3	Fair Value at Jun 30, 2020	Realized Gain on Disposal

Bear Creek	13,264	11.84%	$27,983	$-	$-	$(4,428)	$23,555	$-
Sabina	11,700	3.59%	17,296	-	-	(555)	16,741	-
First Majestic	20,240	9.66%	248,137	-	-	(46,753)	201,384	-
Other			16,341	1,359	(123)	3,114	20,691	30

Total			$309,757	$1,359	$(123)	$(48,622)	$262,371	$30

1)	Additions relate to the subscription rights of Aris Gold Corporation, (“Aris Gold”) being automatically converted into common shares of Aris Gold on February 28, 2020.
2)	Disposals of shares classified as Other were initiated as the holdings were no longer considered to have strategic value.
3)	Fair value gains (losses) are reflected as a component of OCI.
Warrants Held

	Three Months Ended June 30, 2021

(in thousands)	Fair Value at Mar 31, 2021	Cost of Additions	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021
Other	$2,686	$-	$-	$(194)	$2,492

	Three Months Ended June 30, 2020

(in thousands)	Fair Value at Mar 31, 2020	Cost of Additions	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2020
Other	$94	$-	$-	$333	$427

	Six Months Ended June 30, 2021

(in thousands)	Fair Value at Dec 31, 2020	Cost of Additions	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021

Other	$3,637	$-	$-	$(1,145)	$2,492

	Six Months Ended June 30, 2020

(in thousands)	Fair Value at Dec 31, 2019	Cost of Additions	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2020

Other	$-	$165	$-	$262	$427